Share Capital - Schedule of Continuity for Restricted Share Units (Details) - Restricted share units [Member]	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Share Capital - Schedule of Continuity for Restricted Share Units (Details) [Line Items]
Beginning balance
Granted	1,425,000	3,650,000
Vested and issued	(1,425,000)	(3,650,000)
Ending balance